Consolidated statement of profit or loss and other comprehensive income	12 Months Ended
	Dec. 31, 2022 AUD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 AUD ($) $ / shares shares		Dec. 31, 2020 AUD ($) $ / shares shares
Consolidated Statement Of Profit Or Loss And Other Comprehensive Income Abstract
Revenue	$ 2,327,058	$ 1,580,881	[1]	$ 3,578,603		$ 2,066,478
Cost of sales	(883,483)	(600,193)		(1,243,583)	[1]	(734,682)	[1]
Government grants	923,033	627,060	[1]	787,544		964,970
Interest received	168,843	114,703	[1]	1,580		10,539
Foreign exchange gains	1,175,735	798,733	[1]
Fair value gains from financial liability	3,768,466	2,560,099	[1]
Expenses
Selling and marketing expenses	(2,464,936)	(1,674,550)	[1]	(1,692,074)	[1]	(1,133,758)	[1]
Research and development	(2,585,307)	(1,756,322)	[1]	(2,458,600)	[1]	(2,467,227)	[1]
General and administration expenses	(2,690,920)	(1,828,071)		(1,430,862)	[1]	(1,296,049)	[1]
Finance costs	(65,972)	(44,817)	[1]	(53,544)		(12,238)
Foreign exchange losses			[1]	(184,743)		(179,932)
Loss before income tax expense	(327,483)	(222,477)	[1]	(2,695,679)		(2,781,899)
Income tax expense	(13,986)	(9,501)		(9,166)
Loss after income tax expense for the year attributable to the owners of Mobilicom Limited	(341,469)	(231,978)	[1]	(2,704,845)		(2,781,899)
Re-measurement of defined benefit plans (refer to note 21)	366,517	248,993		(34,197)		6,450
Foreign currency translation (refer to note 21)	(935,142)	(635,287)		206,363		175,836
Other comprehensive income for the year, net of tax	(568,625)	(386,294)		172,166		182,286
Total comprehensive income for the year attributable to the owners of Mobilicom Limited	$ (910,094)	$ (618,272)	[2]	$ (2,532,679)		$ (2,599,613)
Basic earnings per share (in Dollars per share and Dollars per share) | (per share)	$ (0.05)	$ (0.03)		$ (0.91)		$ (1.08)
Diluted earnings per share (in Dollars per share and Dollars per share) | (per share)	$ (0.05)	$ (0.03)		$ (0.91)		$ (1.08)
Weighted average number of ordinary shares used in calculating basic earnings per share (in Shares)	664,158,704	664,158,704		297,914,797		257,936,715

[1]	Reclassified
[2]	US Dollars numbers presented solely for convenience of the reader